UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2014

Date of reporting period:  August 31, 2013

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.89%
Amusement, Gambling, and Recreation Industries - 1.01%
Walt Disney Co.	42,500	$2,585,275
Beverage and Tobacco Product Manufacturing - 4.05%
Altria Group, Inc.	75,000	2,541,000
Coca-Cola Co.	67,500	2,577,150
PepsiCo, Inc.	33,500	2,670,955
Philip Morris International, Inc.	31,500	2,628,360
		10,417,465
Broadcasting (except Internet) - 2.49%
CBS Corp.	42,500	2,171,750
Comcast Corp.	62,500	2,630,625
DIRECTV (a)	27,500	1,599,950
		6,402,325
Chemical Manufacturing - 10.45%
Abbott Laboratories	75,500	2,516,415
AbbVie, Inc.	59,500	2,535,295
Amgen, Inc.	23,000	2,505,620
Bristol-Myers Squibb Co.	61,000	2,543,090
CF Industries Holdings, Inc.	13,500	2,569,590
Dow Chemical Co.	65,000	2,431,000
EI du Pont de Nemours & Co.	25,000	1,415,500
Eli Lilly & Co.	48,000	2,467,200
Johnson & Johnson	30,000	2,592,300
Merck & Co., Inc.	56,500	2,671,885
Pfizer, Inc.	94,000	2,651,740
		26,899,635
Computer and Electronic Product Manufacturing - 12.80%
Activision Blizzard, Inc.	110,000	1,795,200
Agilent Technologies, Inc.	10,000	466,400
Apple, Inc.	6,000	2,922,300
Broadcom Corp.	98,600	2,490,636
Cisco Systems, Inc.	111,000	2,587,410
EMC Corp./MA	100,000	2,578,000
Hewlett-Packard Co.	30,000	670,200
Intel Corp.	117,000	2,571,660
International Business Machines Corp.	15,500	2,825,185
Micron Technology, Inc. (a)	182,500	2,476,525
Northrop Grumman Corp.	14,000	1,291,780
Raytheon Co.	10,000	754,100
SanDisk Corp. (a)	48,000	2,648,640
St. Jude Medical, Inc.	38,000	1,915,580
Texas Instruments, Inc.	65,000	2,483,000
Western Digital Corp.	39,500	2,449,000
		32,925,616
Couriers and Messengers - 0.96%
FedEx Corp.	23,000	2,469,280

Credit Intermediation and Related Activities - 10.05%
American Express Co.	12,500	898,875
Bank of America Corp.	180,000	2,541,600
Bank Of New York Mellon Corp.	82,000	2,438,680
Citigroup, Inc.	56,500	2,730,645
Fifth Third Bancorp	135,000	2,469,150
JPMorgan Chase & Co.	55,000	2,779,150
PNC Financial Services Group, Inc.	32,000	2,312,640
Regions Financial Corp.	250,000	2,350,000
State Street Corp.	37,000	2,468,640
SunTrust Banks, Inc.	75,000	2,401,500
Wells Fargo & Co.	60,000	2,464,800
		25,855,680
Electrical Equipment, Appliance, and Component Manufacturing - 1.97%
Corning, Inc.	180,000	2,527,200
General Electric Co.	110,000	2,545,400
		5,072,600
Food Manufacturing - 2.74%
Archer-Daniels-Midland Co.	83,000	2,922,430
Kraft Foods Group, Inc.	50,000	2,588,500
Mondelez International, Inc.	50,000	1,533,500
		7,044,430
Food Services and Drinking Places - 1.01%
McDonald's Corp.	27,500	2,594,900
General Merchandise Stores - 0.99%
Wal-Mart Stores, Inc.	35,000	2,554,300
Health and Personal Care Stores - 0.92%
CVS Caremark Corp.	20,000	1,161,000
Walgreen Co.	25,000	1,201,750
		2,362,750
Insurance Carriers and Related Activities - 5.98%
Aetna, Inc.	34,500	2,186,955
Aflac, Inc.	34,000	1,964,860
American International Group, Inc. (a)	52,500	2,439,150
Hartford Financial Services Group, Inc.	81,000	2,397,600
MetLife, Inc.	40,000	1,847,600
Prudential Financial, Inc.	27,000	2,021,760
Travelers Cos Inc.	31,500	2,516,850
		15,374,775
Leather and Allied Product Manufacturing - 0.85%
NIKE, Inc.	35,000	2,198,700
Machinery Manufacturing - 1.78%
Baker Hughes, Inc.	54,500	2,533,705
Dover Corp.	24,000	2,041,200
		4,574,905
Management of Companies and Enterprises - 1.92%
Goldman Sachs Group, Inc.	16,000	2,434,080
Morgan Stanley	97,000	2,498,720
		4,932,800
Merchant Wholesalers, Durable Goods - 0.48%
Xerox Corp.	125,000	1,247,500
Merchant Wholesalers, Nondurable Goods - 1.88%
Cardinal Health, Inc.	42,000	2,111,760
Procter & Gamble Co.	35,000	2,726,150
		4,837,910

Miscellaneous Manufacturing - 4.25%
3M Co.	23,000	2,612,340
Baxter International, Inc.	35,000	2,434,600
Medtronic, Inc.	30,000	1,552,500
Stryker Corp.	27,000	1,806,030
Zimmer Holdings, Inc.	32,000	2,530,880
		10,936,350
Miscellaneous Store Retailers - 0.81%
Staples, Inc.	150,000	2,086,500
Motion Picture and Sound Recording Industries - 0.94%
Time Warner, Inc.	40,000	2,421,200
Oil and Gas Extraction - 4.16%
Anadarko Petroleum Corp.	29,500	2,696,890
Apache Corp.	33,500	2,870,280
Hess Corp.	34,000	2,544,900
Occidental Petroleum Corp.	29,500	2,602,195
		10,714,265
Other Information Services - 1.05%
Google, Inc. (a)	3,200	2,710,080
Paper Manufacturing - 1.01%
International Paper Co.	55,000	2,596,550
Petroleum and Coal Products Manufacturing - 5.32%
Chevron Corp.	22,500	2,709,675
ConocoPhillips	39,000	2,585,700
Exxon Mobil Corp.	34,000	2,963,440
Marathon Petroleum Corp.	37,000	2,682,870
Phillips 66	48,000	2,740,800
		13,682,485
Professional, Scientific, and Technical Services - 0.98%
Omnicom Group, Inc.	42,000	2,547,300
Publishing Industries (except Internet) - 2.49%
CA, Inc.	30,000	877,500
Microsoft Corp.	82,000	2,738,800
Oracle Corp.	87,500	2,787,750
		6,404,050
Rail Transportation - 0.99%
CSX Corp.	103,000	2,534,830
Telecommunications - 2.59%
AT&T, Inc.	83,000	2,807,890
CenturyLink, Inc.	35,000	1,159,200
Verizon Communications, Inc.	57,000	2,700,660
		6,667,750
Transportation Equipment Manufacturing - 5.18%
Eaton Corp. PLC (b)	30,000	1,899,600
Ford Motor Co.	160,000	2,590,400
General Dynamics Corp.	25,000	2,081,250
General Motors Co. (a)	68,000	2,317,440
Honeywell International, Inc.	25,000	1,989,250
Johnson Controls, Inc.	30,000	1,215,900
United Technologies Corp.	20,000	1,242,200
		13,336,040
Utilities - 4.85%
American Electric Power Co., Inc.	60,000	2,568,000
DTE Energy Co.	35,500	2,373,885
Entergy Corp.	40,000	2,529,200
PG&E Corp.	60,000	2,481,600
Xcel Energy, Inc.	90,000	2,512,800
		12,465,485

Waste Management and Remediation Services - 0.94%
Waste Management, Inc.	60,000	2,426,400
TOTAL COMMON STOCKS (Cost $234,308,197)		251,880,131

CONVERTIBLE PREFERRED STOCKS - 0.60%
Utilities - 0.60%
Dominion Resources Inc./VA (a)	30,000	1,536,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,481,524)		1,536,900

PURCHASED OPTIONS - 0.85%
SPDR S&P 500
Expiration: September, 2013, Exercise Price: $162.00	12,000	1,476,000
Expiration: September, 2013, Exercise Price: $162.00	5,000	715,000
Expiration: September, 2013, Exercise Price: $163.00	100	10,100
TOTAL PURCHASED OPTIONS (Cost $2,387,378)		2,201,100

Total Investments (Cost $238,177,099) - 99.34%		255,618,131
Other Assets in Excess of Liabilities - 0.66%		1,688,695
TOTAL NET ASSETS - 100.00%		$257,306,826

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

Cost of investments	$238,177,099
Gross unrealized appreciation - Investments	22,987,410
Gross unrealized depreciation - Investments	(5,546,378)
Net unrealized depreciation	$17,441,032

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National
Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade. Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. On at least a weekly basis, the Advisor shall compare the prices provided by the Pricing
Service against the prices provided by another independent dealer to assure the reasonableness of the prices. If a price provided by a Pricing Service differs from the price provided by the independent dealer by 10% or more or the
Advisor otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Advisor shall price the swap using the average of two prices obtained by independent dealers. In the event the Advisor determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures. Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The fund determine the gain or loss from investment transactions using the first in – first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$251,880,131	$-	$-	$251,880,131
Convertible Preferred Stocks	1,536,900	-	-	1,536,900
Total Equity	253,417,031	-	-	253,417,031

Derivative
Purchased Options	2,201,100	-	-	2,201,100
Total Derivative	2,201,100	-	-	2,201,100

Total Investments in Securities	$255,618,131	$-	$-	$255,618,131

1 For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Level 1 and 2 as of August 31, 2013.

The Fund held no Level 3 securities during the period ended August 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2013 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2013 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$2,201,100	Options written, at value	$-
Total		$2,201,100		$-

The effect of derivative instruments on income for the period June 1, 2013 through August 31, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(4,189,348)	$-	$(4,189,348)
Total	$(4,189,348)	$-	$(4,189,348)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(541,719)	$-	$(541,719)
Total	$(541,719)	$-	$(541,719)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   10/22/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   10/22/2013

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   10/22/2013

* Print the name and title of each signing officer under his or her signature.